EQUITY (Details-Share Capital) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 27, 2021 USD ($) shares	Jul. 27, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares
EQUITY
Beginning balance	37,948,082	37,948,082	33,988,082	33,988,082
Beginning balance	$ 65,352	¥ 421,988	$ 60,444	¥ 390,297
Ordinary shares issued on Jan 22, 2021 through private placement			3,960,000	3,960,000
Ordinary shares issued on Jan 22, 2021 through private placement	$ 16,120	¥ 104,070	$ 4,908	¥ 31,691
Ending balance			37,948,082	37,948,082
Ending balance			$ 65,352	¥ 421,988